Portfolio of Investments

Touchstone Balanced Fund – September 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 60.5%

Information Technology — 13.5%
Accenture PLC (Ireland) - Class A	30,000	$5,770,500
Apple, Inc.	48,000	10,750,560
Microsoft Corp.	89,192	12,400,364
Oracle Corp.	11,308	622,279
salesforce.com, Inc.*	3,733	554,127
Texas Instruments, Inc.	60,000	7,754,400
Visa, Inc. - Class A	53,000	9,116,530

		46,968,760

Health Care — 9.8%
Alcon, Inc. (Switzerland)*	5,751	335,226
AmerisourceBergen Corp.	23,954	1,972,133
Amgen, Inc.	15,000	2,902,650
Becton Dickinson and Co.	13,000	3,288,480
Biogen, Inc.*	5,000	1,164,100
Bristol-Myers Squibb Co.	45,000	2,281,950
CVS Health Corp.	10,000	630,700
Johnson & Johnson	23,000	2,975,740
Merck & Co., Inc.	41,517	3,494,901
Novartis AG (Switzerland) ADR	28,756	2,498,896
Stryker Corp.	15,000	3,244,500
UnitedHealth Group, Inc.	20,000	4,346,400
Zoetis, Inc.	40,000	4,983,600

		34,119,276

Financials — 9.2%
American Express Co.	25,000	2,957,000
Berkshire Hathaway, Inc. - Class B*	27,693	5,760,698
CME Group, Inc.	18,000	3,804,120
JPMorgan Chase & Co.	39,000	4,589,910
Morgan Stanley	100,000	4,267,000
PNC Financial Services Group, Inc. (The)	27,000	3,784,320
S&P Global, Inc.	20,000	4,899,600
Signature Bank/NewYork NY	17,239	2,055,234

		32,117,882

Industrials — 7.2%
Boeing Co. (The)	20,000	7,609,400
Canadian National Railway Co. (Canada)	32,000	2,875,520
General Dynamics Corp.	14,000	2,558,220
Honeywell International, Inc.	35,000	5,922,000
Resideo Technologies, Inc.*	5,833	83,704
United Technologies Corp.	22,000	3,003,440
Verisk Analytics, Inc.	20,000	3,162,800

		25,215,084

Consumer Discretionary — 6.5%
Amazon.com, Inc.*	1,301	2,258,419
Carnival Corp.	18,121	792,069
Garrett Motion, Inc. (Switzerland)*	3,500	34,860
Home Depot, Inc. (The)	8,683	2,014,630
JD.com, Inc. (China) ADR*	59,294	1,672,684
Marriott International, Inc. - Class A	31,100	3,867,907
McDonald’s Corp.	23,230	4,987,713

	Shares	Market Value
Consumer Discretionary — (Continued)
Starbucks Corp.	20,393	$1,803,149
TJX Cos., Inc. (The)	90,000	5,016,600

		22,448,031

Communication Services — 6.4%
Alphabet, Inc. - Class C*	6,000	7,314,000
AT&T, Inc.	28,740	1,087,522
Comcast Corp. - Class A	120,000	5,409,600
Facebook, Inc. - Class A*	22,420	3,992,554
Netflix, Inc.*	7,397	1,979,585
Verizon Communications, Inc.	38,782	2,340,882

		22,124,143

Consumer Staples — 4.3%
Kraft Heinz Co. (The)	30,000	838,050
Monster Beverage Corp.*	18,792	1,091,064
PepsiCo, Inc.	22,664	3,107,234
Philip Morris International, Inc.	40,000	3,037,200
Procter & Gamble Co. (The)	29,986	3,729,659
Unilever NV (United Kingdom)	51,016	3,062,490

		14,865,697

Energy — 1.8%
Chevron Corp.	20,000	2,372,000
Exxon Mobil Corp.	38,000	2,683,180
Schlumberger Ltd.	37,700	1,288,209

		6,343,389

Materials — 1.2%
Corteva, Inc.	12,820	358,960
Dow, Inc.	12,820	610,873
DuPont de Nemours, Inc.	12,820	914,194
Linde PLC (United Kingdom)	12,000	2,324,640

		4,208,667

Real Estate — 0.6%
Jones Lang LaSalle, Inc.	7,564	1,051,850
Simon Property Group, Inc. REIT	6,587	1,025,267

		2,077,117

Total Common Stocks		$210,488,046

Principal Amount
	U.S. Treasury Obligations — 11.2%
$63,000	U.S. Treasury Bond, 2.875%, 5/15/49	73,476
351,000	U.S. Treasury Bond, 3.000%, 8/15/48	417,416
2,374,000	U.S. Treasury Bond, 3.000%, 2/15/49	2,830,531
9,322,254	U.S. Treasury Inflation Indexed Bonds, 0.250%, 7/15/29	9,393,455
2,324,711	U.S. Treasury Inflation Indexed Bonds, 1.000%, 2/15/49	2,608,771
7,315,000	U.S. Treasury Note, 1.625%, 8/15/29	7,281,282
267,000	U.S. Treasury Note, 1.750%, 7/31/24	269,357
7,840,000	U.S. Treasury Note, 2.125%, 3/31/24	8,029,569
20,000	U.S. Treasury Note, 2.250%, 8/15/49	20,570

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value
	U.S. Treasury Obligations — 11.2% (Continued)
$4,011,000	U.S. Treasury Note, 2.500%, 3/31/23	$4,137,127
3,523,000	U.S. Treasury Note, 2.625%, 2/15/29	3,812,959

	Total U.S. Treasury Obligations	$38,874,513

	Corporate Bonds — 11.1%

	Financials — 3.0%
207,000	Allstate Corp. (The), Ser B, 5.750%, 8/15/53	220,973
440,000	American Express Co., 3.000%, 10/30/24	454,378
355,000	Bank of America Corp., 3.705%, 4/24/28	377,571
535,000	Bank of America Corp. MTN, 4.000%, 1/22/25	568,082
390,000	Bank of Montreal (Canada), 3.803%, 12/15/32	404,481
449,000	Bank of New York Mellon Corp. (The) MTN, 2.950%, 1/29/23	461,103
435,000	Barclays PLC (United Kingdom), 4.610%, 2/15/23	451,725
380,000	BB&T Corp. MTN, 2.850%, 10/26/24	389,993
330,000	Citigroup, Inc., 3.200%, 10/21/26	341,132
197,000	Citigroup, Inc., 4.750%, 5/18/46	229,748
305,000	Credit Suisse AG/New York NY (Switzerland) MTN, 3.625%, 9/9/24	321,989
345,000	Fifth Third Bancorp, 2.875%, 7/27/20	347,148
440,000	Goldman Sachs Group, Inc. (The), (3M LIBOR +1.000%), 3.283%, 7/24/23(A)	441,909
150,000	Goldman Sachs Group, Inc. (The), 3.691%, 6/5/28	157,337
350,000	Goldman Sachs Group, Inc. (The), 5.250%, 7/27/21	368,856
335,000	HSBC Holdings PLC (United Kingdom), 3.900%, 5/25/26	354,600
562,000	Huntington Bancshares, Inc., 4.000%, 5/15/25	602,489
350,000	JPMorgan Chase & Co., (3M LIBOR +0.730%), 2.989%, 4/23/24(A)	349,122
270,000	JPMorgan Chase & Co., 3.250%, 9/23/22	279,072
425,000	JPMorgan Chase & Co., 3.509%, 1/23/29	449,241
416,000	Lloyds Banking Group PLC (United Kingdom), 3.574%, 11/7/28	424,503
470,000	Morgan Stanley, 3.950%, 4/23/27	497,138
278,000	New York Life Global Funding, 144a, 3.000%, 1/10/28	290,406
300,000	Northwestern Mutual Life Insurance Co. (The), 144a, 3.850%, 9/30/47	321,197
370,000	PNC Bank NA, 2.700%, 11/1/22	375,357
513,000	SunTrust Capital I, Ser A, (3M LIBOR +0.670%), 2.830%, 5/15/27(A)	477,090
270,000	Wells Fargo & Co., 4.125%, 8/15/23	286,531
63,000	Wells Fargo & Co. MTN, 4.100%, 6/3/26	67,484

		10,310,655

Principal Amount		Market Value
	Industrials — 1.2%
$97,859	Air Canada 2015-1 Class A Pass Through Trust (Canada), 144a, 3.600%, 3/15/27	$102,342
402,000	Avolon Holdings Funding Ltd. (Ireland), 144a, 3.625%, 5/1/22	407,427
418,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	562,356
370,000	CRH America Finance, Inc., 144a, 4.500%, 4/4/48	398,074
377,000	Eagle Materials, Inc., 4.500%, 8/1/26	389,767
166,000	Embraer Netherlands Finance BV (Netherlands), 5.050%, 6/15/25	181,564
167,000	Embraer Netherlands Finance BV (Netherlands), 5.400%, 2/1/27	188,920
280,000	FedEx Corp., 5.100%, 1/15/44	313,601
212,000	General Electric Co., 4.125%, 10/9/42	212,133
210,000	Norfolk Southern Corp., 4.837%, 10/1/41	252,110
408,000	Parker-Hannifin Corp., 4.000%, 6/14/49	447,714
396,000	Republic Services, Inc., 2.500%, 8/15/24	400,206
330,000	Vulcan Materials Co., 4.500%, 4/1/25	353,974

		4,210,188

	Health Care — 1.0%
114,000	Abbott Laboratories, 3.750%, 11/30/26	124,196
365,000	AbbVie, Inc., 4.450%, 5/14/46	378,073
260,000	Allergan Funding SCS (Luxembourg), 3.800%, 3/15/25	272,253
322,000	Allergan Sales LLC, 144a, 5.000%, 12/15/21	338,289
299,000	Celgene Corp., 5.000%, 8/15/45	374,919
312,000	Cigna Corp., 4.375%, 10/15/28	340,915
264,000	CommonSpirit Health, 4.187%, 10/1/49	271,734
475,000	CVS Health Corp., 4.300%, 3/25/28	513,634
230,000	CVS Health Corp., 5.125%, 7/20/45	260,696
327,000	Express Scripts Holding Co., 3.300%, 2/25/21	331,308
410,000	UnitedHealth Group, Inc., 3.500%, 8/15/39	426,806

		3,632,823

	Information Technology — 1.0%
899,000	Apple, Inc., 2.750%, 1/13/25	928,985
110,000	Apple, Inc., 4.650%, 2/23/46	138,314
400,000	Broadcom, Inc., 144a, 3.125%, 4/15/21	403,837
430,000	Global Payments, Inc., 2.650%, 2/15/25	431,991
192,000	International Business Machines Corp., 2.800%, 5/13/21	194,571
210,000	Microsoft Corp., 3.500%, 2/12/35	232,082
430,000	NXP BV / NXP Funding LLC (Netherlands), 144a, 5.350%, 3/1/26	482,669
351,000	Oracle Corp., 2.650%, 7/15/26	358,380
297,000	Visa, Inc., 4.150%, 12/14/35	357,785

		3,528,614

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 11.1% (Continued)

	Communication Services — 0.9%
$552,000	AT&T, Inc., 3.800%, 3/15/22	$573,024
18,000	AT&T, Inc., 4.500%, 5/15/35	19,749
155,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/45	188,608
257,000	Comcast Corp., 4.000%, 3/1/48	284,283
267,000	Cox Communications, Inc., 144a, 3.350%, 9/15/26	275,771
148,000	Deutsche Telekom International Finance BV (Netherlands), 8.750%, 6/15/30	218,533
392,000	Tencent Holdings Ltd. (China), 144a, 3.975%, 4/11/29	419,443
130,000	Verizon Communications, Inc., 4.672%, 3/15/55	155,937
285,000	Verizon Communications, Inc., 5.012%, 4/15/49	358,338
400,000	Walt Disney Co. (The), 1.750%, 8/30/24	396,058
287,000	Warner Media LLC, 3.800%, 2/15/27	297,871

		3,187,615

	Consumer Staples — 0.9%
380,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 2/1/46	453,426
205,000	General Mills, Inc., 3.200%, 4/16/21	208,143
380,000	Grupo Bimbo SAB de CV (Mexico), 144a, 4.500%, 1/25/22	394,964
475,000	Imperial Brands Finance PLC (United Kingdom), 144a, 4.250%, 7/21/25	497,562
340,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	419,050
167,000	Kroger Co. (The), 5.000%, 4/15/42	180,757
400,000	Mars, Inc., 144a, 3.875%, 4/1/39	446,709
114,000	Mondelez International, Inc., 3.625%, 5/7/23	119,250
351,000	Reynolds American, Inc., 4.450%, 6/12/25	374,359

		3,094,220

	Energy — 0.9%
224,000	Boardwalk Pipelines LP, 4.450%, 7/15/27	230,482
331,000	Buckeye Partners LP, 3.950%, 12/1/26	291,425
270,000	Canadian Natural Resources Ltd. (Canada), 6.250%, 3/15/38	343,954
350,000	Cheniere Corpus Christi Holdings LLC, 7.000%, 6/30/24	402,255
301,000	Columbia Pipeline Group, Inc., 4.500%, 6/1/25	324,414
243,000	Energy Transfer Partners LP, 4.950%, 6/15/28	267,060
406,000	MPLX LP, (3M LIBOR +1.100%), 3.202%, 9/9/22(A)	407,281
89,000	NGPL PipeCo LLC, 144a, 7.768%, 12/15/37	115,281

Principal Amount		Market Value
	Energy — (Continued)
$307,000	Petroleos Mexicanos (Mexico), 4.500%, 1/23/26	$296,559
228,000	Petroleos Mexicanos (Mexico), 144a, 6.840%, 1/23/30	236,185
100,000	Shell International Finance BV (Netherlands), 1.875%, 5/10/21	100,010

		3,014,906

	Real Estate — 0.7%
390,000	Boston Properties LP REIT, 3.200%, 1/15/25	404,525
403,000	Crown Castle International Corp. REIT, 3.650%, 9/1/27	426,698
288,000	Mid-America Apartments LP, REIT, 3.750%, 6/15/24	302,762
149,000	Sabra Health Care LP REIT, 5.125%, 8/15/26	159,272
418,000	SBA Tower Trust REIT, 144a, 2.836%, 1/15/25	418,537
487,000	VEREIT Operating Partnership LP REIT, 4.600%, 2/6/24	523,033
309,000	Welltower, Inc. REIT, 4.250%, 4/1/26	336,287

		2,571,114

	Utilities — 0.6%
98,000	American Water Capital Corp., 6.593%, 10/15/37	139,712
105,000	DTE Energy Co., 3.700%, 8/1/23	110,099
237,000	Duke Energy Progress LLC, 4.150%, 12/1/44	271,239
238,000	Edison International, 4.125%, 3/15/28	244,051
388,000	Electricite de France SA (France), 144a, 4.500%, 9/21/28	433,206
298,000	NextEra Energy Capital Holdings, Inc., 5.650%, 5/1/79	323,725
76,000	Oncor Electric Delivery Co. LLC, 3.800%, 9/30/47	84,138
125,000	PacifiCorp., 5.750%, 4/1/37	167,691
259,000	WEC Energy Group, Inc., (3M LIBOR +2.113%), 4.271%, 5/15/67(A)	217,884

		1,991,745

	Consumer Discretionary — 0.6%
242,000	Ashtead Capital, Inc., 144a, 4.375%, 8/15/27	248,958
89,000	AutoNation, Inc., 5.500%, 2/1/20	89,933
190,000	Ford Motor Credit Co. LLC, 4.542%, 8/1/26	189,824
180,000	Ford Motor Credit Co. LLC, 5.584%, 3/18/24	191,353
150,000	General Motors Financial Co., Inc., 3.950%, 4/13/24	154,190
279,000	General Motors Financial Co., Inc., 4.350%, 4/9/25	290,620
285,000	Home Depot, Inc. (The), 5.950%, 4/1/41	408,000

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Corporate Bonds — 11.1% (Continued)

	Consumer Discretionary — (Continued)
$394,000	Walmart, Inc., 2.850%, 7/8/24	$409,442

		1,982,320

	Materials — 0.3%
250,000	Braskem America Finance Co., 144a, 7.125%, 7/22/41	296,875
370,000	FMC Corp., 3.450%, 10/1/29	375,907
398,000	Sherwin-Williams Co. (The), 4.500%, 6/1/47	446,007

		1,118,789

	Total Corporate Bonds	$38,642,989

	U.S. Government Mortgage-Backed Obligations — 6.0%
3,143	FHLMC, Pool #G08062, 5.000%, 6/1/35	3,472
488,265	FHLMC, Pool #G08637, 4.000%, 4/1/45	515,748
279	FHLMC, Pool #G18091, 6.000%, 12/1/20	282
5,904	FHLMC, Pool #P00020, 6.500%, 10/1/22	5,912
2,153,829	FHLMC, Pool #Q02664, 4.500%, 8/1/41	2,335,104
3,027,552	FHLMC, Pool #Q29056, 4.000%, 10/1/44	3,199,031
1,489,089	FHLMC, Pool #Q29260, 4.000%, 10/1/44	1,574,082
31	FNMA, Pool #687301, 6.000%, 11/1/32	34
1,173	FNMA, Pool #690305, 5.500%, 3/1/33	1,269
589,471	FNMA, Pool #725423, 5.500%, 5/1/34	666,555
564,612	FNMA, Pool #725610, 5.500%, 7/1/34	638,387
65,698	FNMA, Pool #748895, 6.000%, 12/1/33	69,212
310,635	FNMA, Pool #AD9193, 5.000%, 9/1/40	342,655
698,582	FNMA, Pool #AH8925, 4.500%, 3/1/41	756,745
857,421	FNMA, Pool #AL2860, 3.000%, 12/1/42	883,534
379,890	FNMA, Pool #AL5718, 3.500%, 9/1/44	399,918
864,158	FNMA, Pool #AL9409, 3.500%, 11/1/31	896,795
564,138	FNMA, Pool #AR9195, 3.000%, 3/1/43	581,322
1,129,639	FNMA, Pool #AS4707, 3.500%, 4/1/45	1,186,503
1,286,542	FNMA, Pool #AS8703, 2.500%, 2/1/32	1,303,563
1,684,433	FNMA, Pool #AZ7347, 3.000%, 11/1/45	1,725,153
1,794,207	FNMA, Pool #BC1809, 3.500%, 5/1/46	1,867,397
909,116	FNMA, Pool #FM1227, 3.000%, 4/1/32	930,970
1,053,771	GNMA, Pool #5175, 4.500%, 9/20/41	1,152,923

	Total U.S. Government Mortgage-Backed Obligations	$21,036,566

	Asset-Backed Securities — 3.8%
395,228	Adams Outdoor Advertising LP, Ser 2018-1, Class A, 144a, 4.810%, 11/15/48	410,169

Principal Amount		Market Value
	Asset-Backed Securities — 3.8% (Continued)
$450,000	Apidos CLO XVIII (Cayman Islands), Ser 2018-18A, Class A1, 144a, (3M LIBOR + 1.140%), 3.418%, 10/22/30(A)	$449,765
465,000	CIFC Funding Ltd., Ser 2016-1A, Class A1R, (Cayman Islands), 144a, (3M LIBOR + 1.350%), 0.000%, 10/21/31(A)	465,000
194,040	Domino’s Pizza Master Issuer LLC, Ser 2017-1A, Class A2II, 144a, 3.082%, 7/25/47	194,698
870,625	Driven Brands Funding LLC, Ser 2019-1A, Class A2, 144a, 4.641%, 4/20/49	917,212
905,016	Elara HGV Timeshare Issuer LLC, Ser 2019-A, Class B, 144a, 2.910%, 1/25/34	903,310
879,572	GLS Auto Receivables Issuer Trust, Ser 2019-3A, Class A, 144a, 2.580%, 7/17/23	879,601
910,000	Hertz Vehicle Financing II LP, Ser 2016-2A, Class B, 144a, 3.940%, 3/25/22	923,875
1,350,000	Hertz Vehicle Financing II LP, Ser 2016-4A, Class A, 144a, 2.650%, 7/25/22	1,354,771
700,000	Jack In The Box Funding LLC, Ser 2019-1A, Class A2I, 144a, 3.982%, 8/25/49	711,830
833,000	Jimmy Johns Funding LLC, Ser 2017-1A, Class A2I, 144a, 3.610%, 7/30/47	839,239
450,000	Kabbage Funding LLC, Ser 2019-1, Class A, 144a, 3.825%, 3/15/24	454,908
850,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2015-18A, Class BR, 144a, (3M LIBOR + 1.600%), 3.878%, 10/21/30(A)	842,513
465,000	Madison Park Funding XXXV Ltd. (Cayman Islands), Ser 2019-35A, Class A2A, 144a, (3M LIBOR + 1.650%), 4.174%, 4/20/31(A)	464,984
915,000	STWD Ltd. (Cayman Islands), Ser 2019-FL1, Class A, 144a, (1M LIBOR + 1.080%), 3.369%, 7/15/38(A)	916,148
731,488	Towd Point Mortgage Trust, Ser 2019-1, Class A1, 144a, 3.750%, 3/25/58(A)(B)	767,177
465,000	Voya CLO Ltd. (Cayman Islands), Ser 2019-2A, Class A, 144a, (3M LIBOR + 1.270%), 3.523%, 7/20/32(A)	464,970
1,326,375	Wendy’s Funding LLC, Ser 2018-1A, Class A2I, 144a, 3.573%, 3/15/48	1,347,385

	Total Asset-Backed Securities	$13,307,555

Touchstone Balanced Fund (Unaudited) (Continued)

Principal Amount		Market Value
	Non-Agency Collateralized Mortgage Obligations — 2.0%
$438,381	Agate Bay Mortgage Trust, Ser 2013-1, Class B3, 144a, 3.608%, 7/25/43(A)(B)	$439,628
889,435	Agate Bay Mortgage Trust, Ser 2015-4, Class B2, 144a, 3.582%, 6/25/45(A)(B)	905,015
761,111	Agate Bay Mortgage Trust, Ser 2015-7, Class B1, 144a, 3.763%, 10/25/45(A)(B)	792,531
872,547	CSMC Trust, Ser 2013-IVR3, Class B2, 144a, 3.445%, 5/25/43(A)(B)	886,301
762,619	CSMC Trust, Ser 2015-1, Class B3, 144a, 3.939%, 1/25/45(A)(B)	769,176
864,262	CSMC Trust, Ser 2015-WIN1, Class B3, 144a, 3.864%, 12/25/44(A)(B)	883,754
742,867	CSMC Trust, Ser 2018-RPL9, Class A, 144a, 3.850%, 9/25/57(A)(B)	771,240
687,048	PMT Loan Trust, Ser 2013-J1, Class A11, 144a, 3.500%, 9/25/43(A)(B)	698,317
759,839	Sequoia Mortgage Trust 2015-2, Ser 2015-2, Class A19, 144a, 3.500%, 5/25/45(A)(B)	761,236

	Total Non-Agency Collateralized Mortgage Obligations	$6,907,198

	Shares
Exchange-Traded Fund — 1.6%
iShares JP Morgan USD Emerging Markets Bond ETF	49,202	$5,577,047

Principal Amount
	Commercial Mortgage-Backed Securities — 1.1%
$825,000	BANK, Ser 2018-BN14, Class A3, 3.966%, 9/15/60	922,683
915,000	BHMS, Ser 2018-ATLS, Class A, 144a, (1M LIBOR + 1.250%), 3.278%, 7/15/35(A)	914,995
825,000	Citigroup Commercial Mortgage Trust, Ser 2019-GC41, Class AAB, 2.720%, 8/10/56	852,931
700,000	GS Mortgage Securities Trust, Ser 2017-FARM, Class B, 144a, 3.659%, 1/10/43(A)(B)	734,076
295,696	Wells Fargo Commercial Mortgage Trust 2018-BXI, Ser 2018-BXI, Class C, 144a, (1M LIBOR + 1.156%), 3.184%, 12/15/36(A)	294,597

	Total Commercial Mortgage-Backed Securities	$3,719,282

	Agency Collateralized Mortgage Obligations — 0.6%
1,045,029	FHLMC REMIC, Ser 3859 Class JB, 5.000%, 5/15/41	1,140,327

Principal Amount		Market Value
	Agency Collateralized Mortgage Obligations — 0.6% (Continued)
$643,197	GNMA, Ser 2010-169, Class AW, 4.500%, 12/20/40	$683,696
7,299,869	GNMA, Ser 2012-147, Class IO, 0.561%, 4/16/54(A)(B)(C)	246,230

	Total Agency Collateralized Mortgage Obligations	$2,070,253

	Sovereign Government Obligations — 0.2%
238,000	Colombia Government International Bond, 5.000%, 6/15/45	278,460
417,000	Province of Ontario Canada, 1.875%, 5/21/20	416,470

	Total Sovereign Government Obligations	$694,930

	Shares
Short-Term Investment Fund — 1.6%
Dreyfus Government Cash Management, Institutional Shares, 1.85%¥Ω	5,508,697	$5,508,697

Total Investment Securities —99.7% (Cost $215,808,912)		$346,827,076
Other Assets in Excess of Liabilities — 0.3%		949,420

Net Assets — 100.0%		$347,776,496

(A)	Variable rate security - Rate reflected is the rate in effect as of September 30, 2019.
(B)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(C)

Interest only security - This type of security represents the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

CLO - Collateralized Loan Obligation

ETF - Exchange-Traded Fund

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Inter Bank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

USD - United States Dollar

Touchstone Balanced Fund (Unaudited) (Continued)

144a -

This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities were valued at $19,747,509 or 5.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$210,488,046	$—	$—	$210,488,046
U.S. Treasury Obligations	—	38,874,513	—	38,874,513
Corporate Bonds	—	38,642,989	—	38,642,989
U.S. Government Mortgage-Backed Obligations	—	21,036,566	—	21,036,566
Asset-Backed Securities	—	13,307,555	—	13,307,555
Non-Agency Collateralized Mortgage Obligations	—	6,907,198	—	6,907,198
Exchange-Traded Fund	5,577,047	—	—	5,577,047
Commercial Mortgage-Backed Securities	—	3,719,282	—	3,719,282
Agency Collateralized Mortgage Obligations	—	2,070,253	—	2,070,253
Sovereign Government Obligations	—	694,930	—	694,930
Short-Term Investment Fund	5,508,697	—	—	5,508,697

Total	$221,573,790	$125,253,286	$—	$346,827,076

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone International Equity Fund – September 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 98.4%

United Kingdom — 20.1%

Communication Services — 2.8%
ITV PLC	2,500,000	$3,872,289

Consumer Discretionary — 4.1%
Compass Group PLC	89,000	2,290,369
InterContinental Hotels Group PLC	55,500	3,463,500

Consumer Staples — 3.0%
Reckitt Benckiser Group PLC	54,000	4,216,289

Health Care — 2.6%
ConvaTec Group PLC, 144a	1,670,000	3,596,695

Industrials — 2.1%
Bunzl PLC	111,000	2,901,477

Information Technology — 2.2%
Spectris PLC	104,000	3,121,852

Real Estate — 3.3%
Foxtons Group PLC*	1,750,000	1,075,856
Savills PLC	328,000	3,548,973

Total United Kingdom		28,087,300

Germany — 12.8%

Health Care — 2.8%
Fresenius SE & Co. KGaA	85,000	3,976,355

Industrials — 6.2%
Brenntag AG	114,000	5,513,456
Norma Group SE	90,000	3,121,399

Information Technology — 3.8%
SAP SE	31,000	3,647,875
Siltronic AG	22,000	1,671,329

Total Germany		17,930,414

Switzerland — 9.8%

Consumer Staples — 2.7%
Nestle SA	35,000	3,795,909

Health Care — 4.0%
Novartis AG	28,000	2,430,036
Roche Holding AG	11,000	3,202,812

Industrials — 3.1%
Adecco Group AG	77,000	4,261,011

Total Switzerland		13,689,768

France — 7.5%

Communication Services — 6.4%
Eutelsat Communications SA	235,000	4,371,468
JCDecaux SA	167,000	4,519,099

	Shares	Market Value
France — (Continued)

Consumer Discretionary — 1.1%
Cie Generale des Etablissements Michelin SCA	14,000	$1,558,802

Total France		10,449,369

Japan — 6.5%

Communication Services — 1.6%
Nippon Telegraph & Telephone Corp.	46,000	2,200,811

Consumer Discretionary — 2.6%
USS Co. Ltd.	186,000	3,622,253

Industrials — 2.3%
FANUC Corp.	17,500	3,307,911

Total Japan		9,130,975

Canada — 5.6%

Information Technology — 1.6%
BlackBerry Ltd.*	419,000	2,199,750

Materials — 4.0%
Barrick Gold Corp.	167,000	2,889,112
Pretium Resources, Inc.*	235,000	2,704,850

Total Canada		7,793,712

Mexico — 4.4%

Communication Services — 1.1%
Grupo Televisa SAB ADR	165,000	1,613,700

Consumer Staples — 3.3%
Gruma SAB de CV - Class B	450,000	4,606,491

Total Mexico		6,220,191

China — 4.1%

Communication Services — 1.8%
Tencent Holdings Ltd.	60,000	2,509,675

Consumer Discretionary — 2.3%
Alibaba Group Holding Ltd. ADR*	19,000	3,177,370

Total China		5,687,045

India — 4.0%

Consumer Discretionary — 0.7%
PC Jeweller Ltd.	2,200,000	1,001,146

Financials — 3.3%
Indian Energy Exchange Ltd., 144a	1,340,000	2,281,272
Shriram Transport Finance Co. Ltd.	155,000	2,342,589

Total India		5,625,007

Denmark — 3.5%

Industrials — 3.5%
ISS A/S	198,000	4,899,452

Touchstone International Equity Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks — 98.4% (Continued)

Ireland — 3.2%

Health Care — 3.2%
Medtronic PLC	41,000	$4,453,420

Norway — 2.9%

Energy — 2.9%
TGS NOPEC Geophysical Co. ASA	162,000	4,100,411

Greece — 2.9%

Consumer Discretionary — 2.9%
OPAP SA	394,000	4,053,054

Netherlands — 2.6%

Energy — 2.6%
Core Laboratories NV	77,601	3,617,759

Luxembourg — 2.5%

Industrials — 2.5%
Befesa SA, 144a	100,000	3,575,036

South Korea — 2.5%

Information Technology — 2.5%
Samsung Electronics Co. Ltd.	84,000	3,439,301

Hong Kong — 2.4%

Consumer Discretionary — 2.4%
Galaxy Entertainment Group Ltd.	540,000	3,347,852

Australia — 1.1%

Materials — 1.1%
Northern Star Resources Ltd.	210,000	1,560,721

Total Common Stocks		$137,660,787

Short-Term Investment Fund — 1.7%
Dreyfus Government Cash Management, Institutional Shares, 1.85%¥Ω	2,427,999	2,427,999

Total Investment Securities —100.1% (Cost $142,546,305)		$140,088,786

Liabilities in Excess of Other Assets — (0.1%)		(205,800)

Net Assets — 100.0%		$139,882,986

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

ADR -	American Depositary Receipt
PLC -	Public Limited Company
144a -

This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities were valued at $9,453,003 or 6.8% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$6,915,198	$21,172,102	$—	$28,087,300
Germany	4,792,728	13,137,686	—	17,930,414
Switzerland	—	13,689,768	—	13,689,768
France	—	10,449,369	—	10,449,369
Japan	—	9,130,975	—	9,130,975
Canada	7,793,712	—	—	7,793,712
Mexico	6,220,191	—	—	6,220,191
China	3,177,370	2,509,675	—	5,687,045
India	3,282,418	2,342,589	—	5,625,007
Denmark	4,899,452	—	—	4,899,452
Ireland	4,453,420	—	—	4,453,420
Norway	—	4,100,411	—	4,100,411
Greece	—	4,053,054	—	4,053,054
Netherlands	3,617,759	—	—	3,617,759
Luxembourg	3,575,036	—	—	3,575,036
South Korea	—	3,439,301	—	3,439,301
Hong Kong	—	3,347,852	—	3,347,852
Australia	—	1,560,721	—	1,560,721
Short-Term Investment Fund	2,427,999	—	—	2,427,999

Total	$51,155,283	$88,933,503	$—	$140,088,786

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone International Growth Opportunities Fund – September 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 99.6%

China — 34.7%

Communication Services — 7.9%
Tencent Holdings Ltd.	51,625	$2,159,367
Tencent Music Entertainment Group ADR*	30,395	388,144

Consumer Discretionary — 16.4%
Alibaba Group Holding Ltd. ADR*	17,270	2,888,062
New Oriental Education & Technology Group, Inc. ADR*	18,705	2,071,766
Tongcheng-Elong Holdings Ltd.*	235,200	360,687

Consumer Staples — 8.2%
Kweichow Moutai Co. Ltd. - Class A	7,700	1,241,386
Wuliangye Yibin Co. Ltd. - Class A	77,928	1,418,353

Financials — 2.2%
Ping An Insurance Group Co. of China Ltd. - Class H	62,800	721,805

Total China		11,249,570

France — 15.6%

Consumer Discretionary — 1.5%
Kering SA	955	486,654

Industrials — 10.1%
Airbus SE	8,210	1,065,892
Safran SA	8,620	1,357,222
Thales SA	7,400	850,637

Information Technology — 4.0%
Capgemini SE	11,055	1,301,739

Total France		5,062,144

Switzerland — 11.5%

Consumer Staples — 2.6%
Coca-Cola HBC AG	25,455	831,373

Health Care — 8.9%
Alcon, Inc.*	9,490	553,551
Medacta Group SA, 144a*	7,400	604,278
Sonova Holding AG	4,990	1,161,077
Straumann Holding AG	700	572,564

Total Switzerland		3,722,843

Germany — 7.4%

Information Technology — 7.4%
Netcompany Group A/S, 144a*	6,135	244,685
SAP SE	10,280	1,209,682
Wirecard AG	5,970	954,903

Total Germany		2,409,270

	Shares	Market Value
Japan — 7.2%

Consumer Discretionary — 2.5%
ZOZO, Inc.†	34,500	$799,160

Industrials — 4.7%
Recruit Holdings Co. Ltd.	50,000	1,527,675

Total Japan		2,326,835

India — 4.2%

Financials — 4.2%
HDFC Bank Ltd. ADR	23,790	1,357,219

Singapore — 3.7%

Financials — 3.7%
DBS Group Holdings Ltd.	65,300	1,181,350

United Kingdom — 3.6%

Health Care — 2.4%
AstraZeneca PLC	8,600	767,886

Information Technology — 1.2%
Endava PLC ADR*	10,250	387,963

Total United Kingdom		1,155,849

Brazil — 3.5%
Consumer Discretionary — 1.9%
Magazine Luiza SA	68,000	604,561

Information Technology — 1.6%
Pagseguro Digital Ltd. - Class A*	11,440	529,786

Total Brazil		1,134,347

Canada — 2.9%

Consumer Discretionary — 1.3%
Dollarama, Inc.	11,700	418,863

Industrials — 1.6%
Canadian Pacific Railway Ltd.	2,295	510,546

Total Canada		929,409

Argentina — 2.0%

Information Technology — 2.0%
Globant SA*	7,195	658,918

Israel — 2.0%

Information Technology — 2.0%
Nice Ltd. ADR*	4,400	632,720

Russia — 1.3%

Communication Services — 1.3%
Yandex NV - Class A*	12,305	430,798

Total Common Stocks		$32,251,272

Touchstone International Growth Opportunities Fund (Unaudited) (Continued)

	Shares	Market Value
Short-Term Investment Funds — 3.3%
Dreyfus Government Cash Management, Institutional Shares, 1.85%¥Ω	230,697	$230,697
Invesco Government & Agency Portfolio, Institutional Class, 1.83%**¥Ω	826,551	826,551

Total Short-Term Investment Funds		$1,057,248

Total Investment Securities —102.9% (Cost $26,953,174)		$33,308,520

Liabilities in Excess of Other Assets — (2.9%)		(927,234)

Net Assets — 100.0%		$32,381,286

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2019 was $791,168.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

ADR -	American Depositary Receipt
PLC -	Public Limited Company
144a -

This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities were valued at $848,963 or 2.6% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
China	$5,347,972	$5,901,598	$—	$11,249,570
France	—	5,062,144	—	5,062,144
Switzerland	604,278	3,118,565	—	3,722,843
Germany	1,199,588	1,209,682	—	2,409,270
Japan	—	2,326,835	—	2,326,835
India	1,357,219	—	—	1,357,219
Singapore	—	1,181,350	—	1,181,350
United Kingdom	387,963	767,886	—	1,155,849
Brazil	1,134,347	—	—	1,134,347
Canada	929,409	—	—	929,409
Argentina	658,918	—	—	658,918
Israel	632,720	—	—	632,720
Russia	430,798	—	—	430,798
Short-Term Investment Funds	1,057,248	—	—	1,057,248

Total	$13,740,460	$19,568,060	$—	$33,308,520

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone International Small Cap Fund – September 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 98.0%

Japan — 25.5%

Communication Services — 1.9%
Fuji Media Holdings, Inc.	118,600	$1,532,371
Vision, Inc./Tokyo Japan*	93,600	1,357,883

Consumer Discretionary — 2.7%
Kyoritsu Maintenance Co. Ltd.	43,100	1,851,810
Marui Group Co. Ltd.	104,500	2,214,080

Consumer Staples — 4.1%
Morinaga & Co. Ltd.	43,100	2,097,944
Morinaga Milk Industry Co. Ltd.	55,000	2,102,320
Nippon Suisan Kaisha Ltd.	338,000	1,915,663

Financials — 3.1%
Aruhi Corp.†	112,300	2,514,649
Zenkoku Hosho Co. Ltd.	52,000	2,032,031

Health Care — 1.4%
Ship Healthcare Holdings, Inc.	48,900	2,084,815

Industrials — 6.1%
Japan Airport Terminal Co. Ltd.	45,700	1,989,342
Kamigumi Co. Ltd.	68,900	1,565,133
Seino Holdings Co. Ltd.	122,100	1,532,849
Sohgo Security Services Co. Ltd.	37,900	1,993,352
TechnoPro Holdings, Inc.	35,000	2,088,557

Information Technology — 6.2%
Azbil Corp.	77,100	2,070,589
Digital Garage, Inc.	46,000	1,472,977
Hosiden Corp.	157,400	1,621,047
Nihon Unisys Ltd.	77,700	2,511,492
NS Solutions Corp.	46,300	1,519,649

Total Japan		38,068,553

United Kingdom — 11.6%

Communication Services — 1.6%
Euromoney Institutional Investor PLC	127,102	2,312,918

Consumer Discretionary — 1.2%
SSP Group PLC	241,059	1,835,584

Consumer Staples — 1.6%
Britvic PLC	192,609	2,327,131

Financials — 2.2%
Ashmore Group PLC	227,069	1,412,730
Intermediate Capital Group PLC	108,299	1,936,556

Health Care — 1.6%
Dechra Pharmaceuticals PLC	68,569	2,334,065

Industrials — 2.2%
Aggreko PLC	183,592	1,875,454
HomeServe PLC	99,606	1,452,501

	Shares	Market Value
United Kingdom — (Continued)

Information Technology — 1.2%
Sophos Group PLC, 144a	376,435	$1,854,024

Total United Kingdom		17,340,963

Australia — 8.3%

Energy — 2.1%
Beach Energy Ltd.	1,015,705	1,733,723
WorleyParsons Ltd.	158,007	1,386,166

Health Care — 1.4%
Ansell Ltd.	115,697	2,141,713

Industrials — 2.4%
ALS Ltd.	314,095	1,700,132
Cleanaway Waste Management Ltd.	1,393,818	1,836,312

Materials — 0.8%
Regis Resources Ltd.	351,619	1,160,076

Real Estate — 1.6%
Charter Hall Group REIT	310,684	2,443,505

Total Australia		12,401,627

Germany — 7.2%

Communication Services — 1.6%
Stroeer SE & Co. KGaA	30,731	2,339,844

Health Care — 1.3%
Evotec SE*	87,930	1,955,765

Industrials — 1.0%
Rheinmetall AG	12,338	1,560,668

Information Technology — 0.8%
Dialog Semiconductor PLC*	24,388	1,155,037

Real Estate — 2.5%
Alstria Office AG REIT	129,882	2,222,569
TAG Immobilien AG*	62,561	1,427,677

Total Germany		10,661,560

Canada — 6.8%

Consumer Staples — 1.2%
Premium Brands Holdings Corp.†	26,817	1,885,094

Industrials — 2.6%
Badger Daylighting Ltd.†	55,194	1,695,168
Boyd Group Income Fund	16,079	2,130,800

Real Estate — 1.5%
Colliers International Group, Inc.	29,388	2,207,122

Utilities — 1.5%
Capital Power Corp.	96,959	2,245,312

Total Canada		10,163,496

Touchstone International Small Cap Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks — 98.0% (Continued)

France — 5.0%

Health Care — 1.6%
Korian SA	56,475	$2,321,587

Industrials — 0.8%
SPIE SA	63,144	1,263,523

Information Technology — 2.6%
Alten SA	18,970	2,165,703
SOITEC*	16,559	1,635,599

Total France		7,386,412

Italy — 4.6%

Materials — 1.7%
Buzzi Unicem SpA	109,932	2,520,889

Utilities — 2.9%
Iren SpA	690,673	2,014,490
Italgas SpA	352,612	2,275,464

Total Italy		6,810,843

Netherlands — 3.6%

Financials — 2.6%
ASR Nederland NV	51,515	1,900,882
Euronext NV, 144a	24,029	1,967,517

Industrials — 1.0%
TKH Group NV	30,976	1,543,534

Total Netherlands		5,411,933

Sweden — 3.6%

Consumer Discretionary — 0.8%
Dometic Group AB, 144a	158,686	1,243,764

Industrials — 1.6%
Loomis AB	65,763	2,309,243

Real Estate — 1.2%
Hemfosa Fastigheter AB	172,099	1,743,009

Total Sweden		5,296,016

Denmark — 3.5%

Consumer Staples — 1.3%
Royal Unibrew A/S	24,075	1,983,539

Financials — 1.5%
Topdanmark A/S	45,505	2,196,214

Information Technology — 0.7%
SimCorp A/S	12,604	1,106,991

Total Denmark		5,286,744

	Shares	Market Value
Ireland — 3.1%

Consumer Staples — 1.6%
Greencore Group PLC	867,282	$2,404,265

Health Care — 1.5%
UDG Healthcare PLC	237,684	2,191,945

Total Ireland		4,596,210

Singapore — 2.5%

Industrials — 1.4%
ComfortDelGro Corp. Ltd.	1,165,900	2,025,703

Real Estate — 1.1%
Mapletree Commercial Trust REIT	1,028,600	1,705,114

Total Singapore		3,730,817

Switzerland — 2.3%

Consumer Discretionary — 0.8%
Forbo Holding AG	784	1,164,309

Industrials — 1.5%
Wizz Air Holdings PLC, 144a*	52,336	2,325,854

Total Switzerland		3,490,163

India — 1.4%

Information Technology — 1.4%
WNS Holdings Ltd. ADR*	36,381	2,137,384

Finland — 1.4%

Materials — 1.4%
Huhtamaki OYJ	52,730	2,100,780

Spain — 1.4%

Health Care — 1.4%
Almirall SA	118,570	2,074,268

Argentina — 1.4%

Information Technology — 1.4%
Globant SA*	22,338	2,045,714

Luxembourg — 1.1%

Real Estate — 1.1%
Grand City Properties SA	69,240	1,557,662

Taiwan — 1.0%

Information Technology — 1.0%
Chipbond Technology Corp.	823,000	1,523,165

Norway — 0.9%

Financials — 0.9%
Storebrand ASA	221,793	1,402,137

Touchstone International Small Cap Fund (Unaudited) (Continued)

	Shares	Market Value
Common Stocks — 98.0% (Continued)

Portugal — 0.9%

Financials — 0.9%
Banco Comercial Portugues SA	6,707,783	$1,392,664

Austria — 0.9%

Real Estate — 0.9%
IMMOFINANZ AG*	48,708	1,356,233

Total Common Stocks		$146,235,344

Short-Term Investment Funds — 3.5%
Dreyfus Government Cash Management, Institutional Shares, 1.85%¥Ω	542,523	542,523
Invesco Government & Agency Portfolio, Institutional Class, 1.83%**¥Ω	4,621,611	4,621,611

Total Short-Term Investment Funds		$5,164,134

Total Investment Securities —101.5% (Cost $134,617,313)		$151,399,478

Liabilities in Excess of Other Assets — (1.5%)		(2,234,686)

Net Assets — 100.0%		$149,164,792

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2019 was $4,409,110.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

ADR -	American Depositary Receipt
PLC -	Public Limited Company
REIT -	Real Estate Investment Trust
144a -

This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2019, these securities were valued at $7,391,159 or 5.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Japan	$—	$38,068,553	$—	$38,068,553
United
Kingdom	3,765,419	13,575,544	—	17,340,963
Australia	—	12,401,627	—	12,401,627
Germany	2,222,569	8,438,991	—	10,661,560
Canada	10,163,496	—	—	10,163,496
France	—	7,386,412	—	7,386,412
Italy	2,014,490	4,796,353	—	6,810,843
Netherlands	—	5,411,933	—	5,411,933
Sweden	1,743,009	3,553,007	—	5,296,016
Denmark	2,196,214	3,090,530	—	5,286,744
Ireland	—	4,596,210	—	4,596,210
Singapore	—	3,730,817	—	3,730,817
Switzerland	—	3,490,163	—	3,490,163
India	2,137,384	—	—	2,137,384
Finland	—	2,100,780	—	2,100,780
Spain	—	2,074,268	—	2,074,268
Argentina	2,045,714	—	—	2,045,714
Luxembourg	1,557,662	—	—	1,557,662
Taiwan	—	1,523,165	—	1,523,165
Norway	—	1,402,137	—	1,402,137
Portugal	—	1,392,664	—	1,392,664
Austria	—	1,356,233	—	1,356,233
Short-Term Investment Funds	5,164,134	—	—	5,164,134

Total	$33,010,091	$118,389,387	$—	$151,399,478

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Large Cap Focused Fund – September 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 95.3%

Information Technology — 23.1%
Accenture PLC (Ireland) - Class A	177,209	$34,086,151
Apple, Inc.	340,315	76,220,351
Cisco Systems, Inc.	584,365	28,873,475
Microsoft Corp.	725,210	100,825,946
Oracle Corp.	413,559	22,758,152
salesforce.com, Inc.*	177,898	26,407,179
Texas Instruments, Inc.	164,701	21,285,957
Visa, Inc. - Class A	475,920	81,862,999

		392,320,210

Consumer Discretionary — 13.9%
Alibaba Group Holding Ltd. (China) ADR*	109,507	18,312,856
Amazon.com, Inc.*	41,705	72,396,127
Booking Holdings, Inc.*	7,878	15,461,442
Carnival Corp.	231,991	10,140,327
Garrett Motion, Inc. (Switzerland)*	23,988	238,920
Home Depot, Inc. (The)	73,353	17,019,363
JD.com, Inc. (China) ADR*	466,788	13,168,089
Marriott International, Inc. - Class A	50,834	6,322,225
McDonald’s Corp.	178,756	38,380,701
TJX Cos, Inc. (The)	487,433	27,169,515
Yum China Holdings, Inc. (China)	362,791	16,481,595

		235,091,160

Financials — 12.9%
American Express Co.	74,404	8,800,505
Berkshire Hathaway, Inc. - Class B*	298,209	62,033,436
CME Group, Inc.	175,712	37,134,974
Goldman Sachs Group, Inc. (The)	132,225	27,400,987
JPMorgan Chase & Co.	325,000	38,249,250
PNC Financial Services Group, Inc. (The)	77,191	10,819,091
S&P Global, Inc.	47,991	11,756,835
Signature Bank/NewYork NY	193,112	23,022,813

		219,217,891

Communication Services — 12.9%
Alphabet, Inc. - Class C*	57,000	69,483,000
AT&T, Inc.	140,021	5,298,395
Baidu, Inc. (China) ADR*	35,866	3,685,590
Comcast Corp. - Class A	947,256	42,702,300
Facebook, Inc. - Class A*	270,892	48,240,447
Fox Corp. - Class A	543,444	17,137,507
Netflix, Inc.*	60,027	16,064,426
Walt Disney Co. (The)	120,579	15,713,855

		218,325,520

Health Care — 12.8%
AmerisourceBergen Corp.	270,794	22,294,470
Amgen, Inc.	91,644	17,734,030
Becton Dickinson and Co.	82,860	20,960,266
Biogen, Inc.*	54,698	12,734,788
Bristol-Myers Squibb Co.	371,691	18,848,451
Johnson & Johnson	227,664	29,455,168
Merck & Co., Inc.	301,665	25,394,160

	Shares	Market Value
Health Care — (Continued)
Novartis AG (Switzerland) ADR	191,666	$16,655,775
Stryker Corp.	48,156	10,416,143
UnitedHealth Group, Inc.	128,673	27,963,216
Zoetis, Inc.	114,422	14,255,837

		216,712,304

Industrials — 7.5%
Boeing Co. (The)	34,536	13,139,912
Deere & Co.	123,002	20,747,977
FedEx Corp.	19,742	2,873,843
Honeywell International, Inc.	107,698	18,222,502
Resideo Technologies, Inc.*	39,981	573,727
Union Pacific Corp.	120,621	19,538,190
United Technologies Corp.	208,281	28,434,522
Verisk Analytics, Inc.	148,725	23,519,372

		127,050,045

Consumer Staples — 5.9%
Kraft Heinz Co. (The)	183,288	5,120,150
Monster Beverage Corp.*	240,642	13,971,675
PepsiCo, Inc.	116,115	15,919,366
Philip Morris International, Inc.	275,000	20,880,750
Procter & Gamble Co. (The)	173,277	21,552,193
Unilever NV (United Kingdom)	370,454	22,238,354

		99,682,488

Energy — 3.6%
Chevron Corp.	172,149	20,416,871
Exxon Mobil Corp.	455,000	32,127,550
Schlumberger Ltd.	248,127	8,478,500

		61,022,921

Real Estate — 2.3%
Jones Lang LaSalle, Inc.	162,650	22,618,109
Simon Property Group, Inc. REIT	108,196	16,840,707

		39,458,816

Materials — 0.4%
DuPont de Nemours, Inc.	90,104	6,425,316

Total Common Stocks		$1,615,306,671

Exchange-Traded Funds — 5.5%
SPDR S&P 500 ETF Trust	230,000	68,257,100
Utilities Select Sector SPDR Fund	385,000	24,924,900

Total Exchange-Traded Funds		$93,182,000

Touchstone Large Cap Focused Fund (Unaudited) (Continued)

	Shares	Market Value
Short-Term Investment Fund — 0.2%
Dreyfus Government Cash Management, Institutional Shares, 1.85%¥Ω	3,412,723	$3,412,723

Total Investment Securities —101.0% (Cost $905,609,745)		$1,711,901,394

Liabilities in Excess of Other Assets — (1.0%)		(17,087,756)

Net Assets — 100.0%		$1,694,813,638

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,615,306,671	$—	$—	$1,615,306,671
Exchange-Traded Funds	93,182,000	—	—	93,182,000
Short-Term Investment Fund	3,412,723	—	—	3,412,723

Total	$1,711,901,394	$—	$—	$1,711,901,394

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Large Cap Fund – September 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 97.1%

Financials — 22.4%
Alleghany Corp.*	14,372	$11,465,407
Berkshire Hathaway, Inc. - Class B*	100,283	20,860,870
BlackRock, Inc.	22,618	10,079,486
Charles Schwab Corp. (The)	169,543	7,091,984
Progressive Corp. (The)	125,871	9,723,535
Wells Fargo & Co.	165,132	8,329,258

		67,550,540

Consumer Discretionary — 17.8%
CarMax, Inc.*	124,316	10,939,808
Carnival Corp.	191,895	8,387,730
Dollar Tree, Inc.*	74,828	8,542,364
Home Depot, Inc. (The)	47,593	11,042,528
Lowe’s Cos., Inc.	41,175	4,527,603
O’Reilly Automotive, Inc.*	25,615	10,207,834

		53,647,867

Information Technology — 13.4%
Apple, Inc.	83,367	18,671,707
Cisco Systems, Inc.	188,646	9,320,998
Visa, Inc. - Class A	71,284	12,261,561

		40,254,266

Industrials — 11.3%
FedEx Corp.	57,054	8,305,351
General Dynamics Corp.	41,448	7,573,793
Norfolk Southern Corp.	56,668	10,180,973
Southwest Airlines Co.	149,667	8,083,515

		34,143,632

Communication Services — 9.4%
Alphabet, Inc. - Class C*	13,015	15,865,285
Fox Corp. - Class A	239,950	7,566,823
Verizon Communications, Inc.	83,744	5,054,788

		28,486,896

Materials — 8.8%
Albemarle Corp.	84,583	5,880,210
Martin Marietta Materials, Inc.	41,806	11,459,025
NewMarket Corp.	19,527	9,218,500

		26,557,735

Consumer Staples — 6.9%
Altria Group, Inc.	219,942	8,995,628
Nestle SA (Switzerland) ADR	107,700	11,674,680

		20,670,308

	Shares	Market Value
Health Care — 4.1%
Bristol-Myers Squibb Co.	96,683	$4,902,795
Pfizer, Inc.	204,384	7,343,517

		12,246,312

Energy — 3.0%
Chevron Corp.	75,488	8,952,877

Total Common Stocks		$292,510,433

Short-Term Investment Fund — 2.9%
Dreyfus Government Cash Management, Institutional Shares, 1.85%¥Ω	8,888,883	$8,888,883

Total Investment Securities —100.0% (Cost $237,068,823)		$301,399,316

Liabilities in Excess of Other Assets — 0.0%		(17,529)

Net Assets — 100.0%		$301,381,787

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$292,510,433	$—	$—	$292,510,433
Short-Term Investment Fund	8,888,883	—	—	8,888,883

Total	$301,399,316	$—	$—	$301,399,316

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Large Company Growth Fund – September 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 99.4%

Information Technology — 41.8%
Adobe, Inc.*	55,725	$15,394,031
Automatic Data Processing, Inc.	58,225	9,398,680
EPAM Systems, Inc.*	25,725	4,690,182
Global Payments, Inc.	28,445	4,522,755
Intuit, Inc.	21,825	5,804,141
Microsoft Corp.	138,775	19,293,888
Palo Alto Networks, Inc.*	30,325	6,181,145
PayPal Holdings, Inc.*	93,950	9,732,280
Visa, Inc. - Class A	75,400	12,969,554

		87,986,656

Communication Services — 20.3%
Alphabet, Inc. - Class A*	12,935	15,795,446
Facebook, Inc. - Class A*	61,825	11,009,796
Sirius XM Holdings, Inc.	737,500	4,613,063
Tencent Holdings Ltd. (China) ADR	274,700	11,435,761

		42,854,066

Consumer Discretionary — 17.6%
Alibaba Group Holding Ltd. (China) ADR*	78,625	13,148,459
Amazon.com, Inc.*	5,550	9,634,300
Booking Holdings, Inc.*	2,885	5,662,130
Burlington Stores, Inc.*	21,675	4,331,098
Royal Caribbean Cruises Ltd.	38,825	4,205,912

		36,981,899

Health Care — 15.2%
Abbott Laboratories	62,075	5,193,815
Becton Dickinson and Co.	26,925	6,810,948
Elanco Animal Health, Inc.*	151,675	4,033,038
Neurocrine Biosciences, Inc.*	25,225	2,273,025
Thermo Fisher Scientific, Inc.	16,150	4,704,011
Zoetis, Inc.	73,075	9,104,414

		32,119,251

Consumer Staples — 2.6%
Monster Beverage Corp.*	93,650	5,437,319

Financials — 1.9%
MSCI, Inc.	18,675	4,066,481

Total Common Stocks		$209,445,672

	Shares	Market Value
Short-Term Investment Fund — 0.6%
Dreyfus Government Cash Management, Institutional Shares, 1.85%¥Ω	1,315,569	$1,315,569

Total Investment Securities —100.0% (Cost $120,295,353)		$210,761,241

Liabilities in Excess of Other Assets — 0.0%		(71,820)

Net Assets — 100.0%		$210,689,421

*	Non-income producing security.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

ADR -	American Depositary Receipt

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$209,445,672	$—	$—	$209,445,672
Short-term Investment Fund	1,315,569	—	—	1,315,569

Total	$210,761,241	$—	$—	$210,761,241

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Ohio Tax-Free Bond Fund – September 30, 2019 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Market Value
	Fixed Rate Revenue Bonds — 67.4%
$500,000	New Albany OH Cmnty Auth (Ref) Ser C	5.000%	10/01/24	$551,400
375,000	Univ of Akron OH (Ref) Ser A	5.000	01/01/28	427,384
650,000	Montgomery Co OH Rev (Unrefunded Catholic Hlth Initiatives)	5.250	05/01/29	748,091
750,000	Cleveland OH Income Tax Rev (Ref Sub Lien) Ser B 2	5.000	10/01/29	895,537
500,000	Hamilton Co OH Hosp Facs Rev (Uc Hlth)	5.000	02/01/30	565,345
1,000,000	Butler Co OH Hosp Facs (Ref Cincinnati Children’s Hosp)	5.000	05/15/30	1,318,930
1,000,000	Hamilton Co OH Student Rev (Ref Stratford Heights Proj)	5.000	06/01/30	1,023,010
200,000	Dayton OH Wtr Sys Rev	4.000	12/01/30	228,906
1,000,000	Green OH Cmnty Learning Ctr (Ref)	4.000	12/01/30	1,077,680
500,000	Butler Co OH Hosp Facs (Kettering Health Network Oblig)	5.250	04/01/31	524,090
1,000,000	Wright OH St Univ (Gen Recpts) Ser A	5.000	05/01/31	1,046,730
750,000	Middleburg Heights OH Hosp Rev (Facs Southwest Gen)	5.125	08/01/31	794,115
1,000,000	Kent OH St Univ Rev (Gen Recpts) Ser A	4.500	05/01/32	1,064,390
1,000,000	Hamilton Co OH Hlth Care Facs (Christ Hosp Proj)	5.250	06/01/32	1,085,240
1,000,000	Cuyahoga Co OH COP (Convention Hotel Proj)	5.000	12/01/32	1,131,280
1,060,000	OH St EDR (Enterprise Bd Fd) Ser 7	4.750	12/01/32	1,099,252
500,000	OH St Univ Ser A	4.000	12/01/32	549,220
150,000	OH Univ Gen Recpts Athens (Ref) Ser A	5.000	12/01/32	182,841
390,000	Port Of Gtr Cincinnati Dev Aut	4.000	12/01/32	448,504
265,000	OH St Hgr Edl Fac Commis (Ref Xavier Univ) Ser C	5.000	05/01/33	301,726
1,080,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/33	1,229,558
970,000	Franklin Co OH Sales Tax Rev (Various Purpose)	4.000	06/01/33	1,126,228
1,000,000	Hamilton Co OH EDR (Ref King Highland Cmnty Urban)	5.000	06/01/33	1,166,940
2,000,000	Cincinnati OH EDR (U Square The Loop Proj)	5.000	11/01/33	2,138,660
525,000	OH St Univ Ser A	4.000	12/01/33	575,852
265,000	Cleveland OH Wtr Rev (Ref) Ser Y	4.000	01/01/34	286,261
500,000	OH St Hgr Edl Fac Commis (Ref Univ Findlay Proj)	5.000	03/01/34	578,550
625,000	Hamilton Co OH Hosp Facs Rev (Ref Cincinnati Childrens Hosp)	5.000	05/15/34	709,856
500,000	Cuyahoga Co OH Sales Tax Rev (Ref)	5.000	12/01/34	583,740
215,000	Miami Co OH Hosp Facs Rev (Ref & Impt Kettering Health Ne)	5.000	08/01/35	261,105
570,000	Miami Univ OH (Ref)	5.000	09/01/35	684,570
1,085,000	Cincinnati OH Urban Redev Rev (Mercer Commons Phase 2 Proj) Ser B	5.000	11/01/35	1,273,779
500,000	Polaris Career Ctr OH COP	5.000	11/01/35	588,875
475,000	Cincinnati OH Wtr Sys Rev Ser A	5.000	12/01/35	568,062
200,000	Clermont Co OH Port Auth Lease (W Clermont Local Sch Dist Proj)	5.000	12/01/35	234,068
290,000	OH St Hgr Edl Fac Commis (University Of Dayton 2018 Pro) Ser A	4.000	12/01/35	327,686
500,000	OH St Hgr Edl Fac Commis (Ref Higher Eductnl Fac John Ca)	5.000	04/01/36	566,695
550,000	Franklin Co OH Hosp Facs Rev (Ref Nationwide Childrens Hosp)	4.000	11/01/36	614,383
1,000,000	OH St Parks & Recreation Cap (Lease Approp Impt Fund Projs S)	5.000	12/01/36	1,256,520
500,000	Cleveland OH Arpt Sys Rev (Ser B)	5.000	01/01/37	615,465
1,000,000	Univ Of Cincinnati OH Recpts (Ref) Ser A	5.000	06/01/37	1,243,090
160,000	Warren Co. Oh Hlth Care Facs (Ref Otterbein Homes Ser A)	4.000	07/01/39	174,850
250,000	OH St Hgr Edl Fac Commis (Denison Univ Proj)	5.000	11/01/39	315,842
1,000,000	Montgomery Co. Oh Hosp Rev (Ref Premier Health Partners Ob)	4.000	11/15/39	1,102,200
1,000,000	OH St Hosp Fac Rev (Cleveland Clinic Hlth Sys Obli)	4.000	01/01/40	1,131,520

	Total Fixed Rate Revenue Bonds			$34,418,026

	General Obligation Bonds — 21.2%
840,000	Licking Heights OH LSD UTGO	6.400	12/01/28	1,065,666
1,000,000	Toledo OH CSD (Ref Sch Facs Impt) UTGO	5.000	12/01/32	1,134,920
300,000	Upper Arlington OH (Ref Various Purpose) LTGO	4.000	12/01/32	337,692
345,000	Bowling Green OH CSD (Ref) UTGO	5.000	12/01/34	404,861

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

Principal Amount		Interest Rate	Maturity Date	Market Value
	General Obligation Bonds — 21.2% (Continued)
$700,000	Miami Vly Career Tech Center O UTGO	4.000%	12/01/34	$801,444
500,000	Three Rivers OH LSD (Ref) UTGO	5.000	12/01/34	581,045
500,000	Cuyahoga Co. Oh (Ser A) LTGO	3.000	12/01/35	518,795
500,000	Dublin OH (Ser A) LTGO	5.000	12/01/35	633,430
435,000	Miami Trace OH LSD UTGO	5.000	12/01/35	514,627
200,000	Milford OH Exempt Vlg Sch Dist (Ref) UTGO	5.000	12/01/35	235,086
500,000	Lakewood OH (Ref) LTGO	5.000	12/01/36	602,160
500,000	Greene Co OH Votech Sch Dist (Sch Facs Construction & Impt) UTGO	4.000	12/01/37	572,935
1,000,000	Hamilton Co OH (Ref) LTGO Ser A	5.000	12/01/37	1,226,530
1,250,000	Brecksville-Broadview Heights OH CSD (Sch Facs Impt) UTGO	5.000	12/01/38	1,411,650
300,000	Lexington OH LSD (Ser A) UTGO	4.000	10/01/39	339,804
400,000	Athens OH CSD (Ser A) UTGO	4.000	12/01/40	451,552

	Total General Obligation Bonds			$10,832,197

	Pre-refunded/Escrowed to Maturity(A) — 6.8%
350,000	Montgomery Co OH Rev (Prerefunded Catholic Hlth Initiatives) Pre-refunded @ $100	5.250	05/01/29	402,818
345,000	Univ of Toledo OH Ser B Pre-refunded @ $100	5.000	06/01/29	366,352
895,000	Milton Union OH Exempt Vlg Sch Dist (Sch Impt) Pre-refunded @ $100	4.875	12/01/29	900,155
1,500,000	Cincinnati OH CSD (Ref Sch Impt) LTGO Pre-refunded @ $100	5.000	06/01/31	1,537,245
250,000	Lakewood OH CSD (Sch Facs Impt) UTGO Ser A Pre-refunded @ $100	5.000	11/01/33	278,323

	Total Pre-refunded/Escrowed to Maturity			$3,484,893

	Variable Rate Demand Notes(B)(C)(D) — 3.3%
500,000	Allen Co OH Hosp Facs Rev (Adj Catholic Healthcare C) (LOC: Union Bank NA)	1.500	06/01/34	500,000
200,000	OH St Hgr Edl Fac Commis (Cleveland Clinic Hlth Sys Obli) (SPA: Wells Fargo Bank NA)	1.370	01/01/39	200,000
1,000,000	OH St Hgr Edl Fac Commis (Hosp Cleveland Clinic Hlth Sys) (LIQ: Bank Of Ny Mellon Trust)	1.400	01/01/39	1,000,000

	Total Variable Rate Demand Notes			$1,700,000

	Total Investment Securities —98.7% (Cost $47,197,925)			$50,435,116

	Other Assets in Excess of Liabilities — 1.3%			672,230

	Net Assets — 100.0%			$51,107,346

(A)	Bonds denoted as pre-refunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated are the stipulated pre-refunded dates.
(B)

Floating and variable rate demand notes (“put bonds”) earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The interest rates shown are the coupon rates in effect at September 30, 2019. Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

(C)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(D)	Demand Feature - Maturities shown are the final maturities, not the date on which principal could be recovered through the demand feature.

As of September 30, 2019, the Touchstone Ohio Tax-Free Bond Fund was invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Touchstone Ohio Tax-Free Bond Fund is a non-diversified Fund under the Investment Company Act of 1940. Thus, the Fund may invest in fewer issuers than those of a diversified fund. As of September 30, 2019, there were no investments of 10% or greater in any one issuer held by the Fund.

Touchstone Ohio Tax-Free Bond Fund (Unaudited) (Continued)

Portfolio Abbreviations:

COP – Certificates of Participation

CSD – City School District

EDR – Economic Development Revenue

LIQ - Liquidity Agreement

LOC – Letter of Credit

LSD – Local School District

LTGO – Limited Tax General Obligation

SPA – Stand-by Purchase Agreement

UTGO – Unlimited Tax General Obligation

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$50,435,116	$—	$50,435,116

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Small Company Fund – September 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 95.0%

Industrials — 22.1%
ASGN, Inc.*	190,023	$11,944,846
Clean Harbors, Inc.*	195,694	15,107,577
Comfort Systems USA, Inc.	231,125	10,222,659
Crane Co.	184,652	14,888,491
Curtiss-Wright Corp.	116,000	15,006,920
EnerSys, Inc.	157,134	10,361,416
Harsco Corp.*	510,600	9,680,976
ITT, Inc.	322,044	19,705,872
Mobile Mini, Inc.	319,442	11,774,632
NV5 Global, Inc.*	151,127	10,317,440
Quanta Services, Inc.	523,245	19,778,661
Rexnord Corp.*	538,120	14,556,146
SkyWest, Inc.	350,101	20,095,797
SPX FLOW, Inc.*	282,421	11,144,333
Watts Water Technologies, Inc. - Class A	129,300	12,119,289
Woodward, Inc.	110,518	11,917,156

		218,622,211

Health Care — 21.0%
Allscripts Healthcare Solutions, Inc.*	1,398,349	15,353,872
AngioDynamics, Inc.*	642,720	11,838,902
Bio-Rad Laboratories, Inc. - Class A*	35,464	11,800,291
Bio-Techne Corp.	60,076	11,755,071
Chemed Corp.	27,828	11,620,138
Encompass Health Corp.	242,000	15,313,760
Globus Medical, Inc. - Class A*	289,951	14,822,295
Haemonetics Corp.*	92,648	11,686,619
Inogen, Inc.*	245,050	11,740,346
Integra LifeSciences Holdings Corp.*	252,289	15,155,000
NuVasive, Inc.*	180,930	11,467,343
Omnicell, Inc.*	161,242	11,652,959
Orthofix Medical, Inc.*	220,085	11,668,907
Premier, Inc. - Class A*	327,213	9,463,000
Providence Service Corp. (The)*	204,398	12,153,505
Tactile Systems Technology, Inc.*	228,535	9,671,601
Vericel Corp.*	686,800	10,398,152

		207,561,761

Information Technology — 20.6%
8x8, Inc.*	530,661	10,995,296
Aspen Technology, Inc.*	90,506	11,139,479
Avaya Holdings Corp.*	615,434	6,295,890
Bottomline Technologies de, Inc.*	300,249	11,814,798
Envestnet, Inc.*	199,700	11,322,990
ExlService Holdings, Inc.*	185,024	12,389,207
j2 Global, Inc.	225,819	20,508,882
KBR, Inc.	792,356	19,444,416
LogMeIn, Inc.	171,500	12,169,640
MAXIMUS, Inc.	152,501	11,782,227
Nice Ltd. ADR (Israel)*	78,620	11,305,556
Nuance Communications, Inc.*	708,218	11,551,036
Plantronics, Inc.	315,017	11,756,434
Qualys, Inc.*	150,287	11,357,189
Rudolph Technologies, Inc.*	593,856	15,654,044

	Shares	Market Value
Information Technology — (Continued)
Verint Systems, Inc.*	334,677	$14,317,482

		203,804,566

Consumer Discretionary — 14.8%
Aaron’s, Inc.	185,726	11,934,753
Adtalem Global Education, Inc.*	293,916	11,195,260
Bloomin’ Brands, Inc.	592,703	11,219,868
Designer Brands, Inc. - Class A	879,771	15,061,680
frontdoor, Inc.*	312,467	15,176,522
Funko, Inc. - Class A*†	495,300	10,190,798
G-III Apparel Group Ltd.*	453,800	11,694,426
Movado Group, Inc.	476,500	11,845,790
Oxford Industries, Inc.	165,500	11,866,350
Steven Madden Ltd.	335,717	12,015,311
Texas Roadhouse, Inc.	225,159	11,825,351
TopBuild Corp.*	124,926	12,046,614

		146,072,723

Financials — 8.5%
Glacier Bancorp, Inc.	297,314	12,029,324
TCF Financial Corp.	519,486	19,776,832
Webster Financial Corp.	418,114	19,597,003
Western Alliance Bancorp	430,796	19,851,080
WSFS Financial Corp.	275,806	12,163,045

		83,417,284

Communication Services — 4.5%
Cargurus, Inc.*	346,200	10,714,890
Cogent Communications Holdings, Inc.	197,975	10,908,422
QuinStreet, Inc.*	892,500	11,236,575
Yelp, Inc.*	330,100	11,470,975

		44,330,862

Real Estate — 1.3%
Corporate Office Properties Trust REIT	413,657	12,318,705

Consumer Staples — 1.2%
Chefs’ Warehouse, Inc. (The)*	296,421	11,951,695

Energy — 1.0%
Cactus, Inc. - Class A*	342,988	9,926,073

Total Common Stocks		$938,005,880

Short-Term Investment Funds — 4.8%
Dreyfus Government Cash Management, Institutional Shares, 1.85%¥Ω	44,023,762	44,023,762
Invesco Government & Agency Portfolio, Institutional Class, 1.83%**¥Ω	3,685,900	3,685,900

Total Short-Term Investment Funds		$47,709,662

Touchstone Small Company Fund (Unaudited) (Continued)

Market Value
Total Investment Securities — 99.8% (Cost $831,081,464)	$985,715,542

Other Assets in Excess of Liabilities — 0.2%	2,333,530

Net Assets — 100.0%	$988,049,072

*	Non-income producing security.
**	Represents collateral for securities loaned.
†	All or a portion of the security is on loan. The total market value of the securities on loan as of September 30, 2019 was $3,699,385.
¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$938,005,880	$—	$—	$938,005,880
Short-Term Investment Funds	47,709,662	—	—	47,709,662

Total	$985,715,542	$—	$—	$985,715,542

See accompanying Notes to Portfolios of Investments.

Portfolio of Investments

Touchstone Value Fund – September 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks — 95.5%

Financials — 18.0%
American Express Co.	54,167	$6,406,873
American International Group, Inc.	197,207	10,984,430
Chubb Ltd. (Switzerland)	27,038	4,365,015
JPMorgan Chase & Co.	92,973	10,941,992
New York Community Bancorp, Inc.	254,979	3,199,987
Northern Trust Corp.	91,330	8,522,916
US Bancorp	129,963	7,192,152
Wells Fargo & Co.	221,107	11,152,637

		62,766,002

Consumer Discretionary — 13.5%
Advance Auto Parts, Inc.	65,157	10,776,968
Aramark	239,445	10,435,013
Dollar General Corp.	85,742	13,627,834
Lowe’s Cos., Inc.	109,942	12,089,222

		46,929,037

Industrials — 12.7%
General Dynamics Corp.	15,729	2,874,160
General Electric Co.	798,755	7,140,870
Jacobs Engineering Group, Inc.	55,368	5,066,172
JB Hunt Transport Services, Inc.	40,832	4,518,061
Johnson Controls International PLC	221,802	9,734,890
United Technologies Corp.	62,718	8,562,261
Wabtec Corp.	88,526	6,361,478

		44,257,892

Energy — 12.2%
BP PLC (United Kingdom) ADR	117,161	4,450,946
Chevron Corp.	64,234	7,618,152
EOG Resources, Inc.	74,380	5,520,484
Hess Corp.	86,078	5,205,997
Phillips 66	109,720	11,235,328
Schlumberger Ltd.	87,063	2,974,943
Valero Energy Corp.	62,343	5,314,117

		42,319,967

Information Technology — 12.1%
Broadcom, Inc.	14,729	4,066,235
Microsoft Corp.	80,477	11,188,717
Oracle Corp.	188,206	10,356,976
QUALCOMM, Inc.	125,356	9,562,156
Texas Instruments, Inc.	54,775	7,079,121

		42,253,205

Health Care — 10.8%
Anthem, Inc.	26,394	6,337,199
Cigna Corp.	13,340	2,024,879
CVS Health Corp.	137,584	8,677,423
Medtronic PLC (Ireland)	111,491	12,110,152
Sanofi (France) ADR	74,757	3,463,492
UnitedHealth Group, Inc.	23,025	5,003,793

		37,616,938

	Shares	Market Value
Materials — 7.9%
Air Products & Chemicals, Inc.	59,151	$13,123,241
Corteva, Inc.	213,028	5,964,784
Dow, Inc.	49,181	2,343,475
DuPont de Nemours, Inc.	84,078	5,995,602

		27,427,102

Utilities — 4.4%
Dominion Energy, Inc.	128,753	10,434,143
Exelon Corp.	103,348	4,992,742

		15,426,885

Communication Services — 3.9%
Comcast Corp. - Class A	296,587	13,370,142

Total Common Stocks		$332,367,170

Short-Term Investment Fund — 4.5%
Dreyfus Government Cash Management, Institutional Shares, 1.85%¥Ω	15,639,548	$15,639,548

Total Investment Securities —100.0% (Cost $283,911,739)		$348,006,718

Other Assets in Excess of Liabilities — 0.0%		12,662

Net Assets — 100.0%		$348,019,380

¥	Open-End Fund.
Ω	Represents the 7-day SEC yield as of September 30, 2019.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$332,367,170	$—	$—	$332,367,170
Short-Term Investment Fund	15,639,548	—	—	15,639,548

Total	$348,006,718	$—	$—	$348,006,718

See accompanying Notes to Portfolios of Investments.

Notes to Portfolios of Investments

September 30, 2019 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of September 30, 2019, for each Fund’s investments, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic, portfolio or sector allocation. The Funds did not hold or transfer any Level 3 categorized securities during the period ended September 30, 2019.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in Level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset value (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. Investments in asset-backed and mortgage-backed securities are valued by indepedent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche, and are generally categorized in Level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Notes to Portfolios of Investments (Unaudited) (Continued)

Foreign currency exchange contracts are valued at the mean between bid and ask prices and are determined as of the close of regular trading on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available and categorized in Level 2.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and is generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV. The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•

If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Fund’s Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date.